Note 19 - Voyage Revenues - Voyage Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finance income in sales-type leases	$ 11,739	$ 0
Voyage revenue (Note 19)	614,712	558,937
Time Charters [Member]
Charters	480,733	558,937
Voyage Charters and Contracts of Affreightment [Member]
Charters	$ 122,240	$ 0